INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets
	December 31,
	2016	2015
Tax asset in respect of:
Operating and capital loss carryforward and deductions	$39,340	$42,443
Reserves, allowances and other	22	27

Net deferred tax asset before valuation allowance	39,362	42,470
Valuation allowance	(39,362)	(42,470)

Net deferred tax asset	$-	$-

Schedule Of Net Operating Losses Before Utilization
The annual limitations may result in the expiration of net operating losses before utilization.

	December 31,
	2016	2015	2014
Loss before income taxes is comprised of the following:
Domestic	$5,823	$6,178	$5,368
Foreign	10,444	11,148	9,143
	$16,267	$17,326	$14,511